Income tax - Changes in the unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Unrecognized tax benefits as of January 1,	$ (2,668)	$ (2,283)	$ (1,725)
Increase related to current year tax positions	(9,543)	(385)	(558)
Settlements and expiration of statute of limitations	3,217
Unrecognized tax benefits as of December 31,	$ (8,994)	$ (2,668)	$ (2,283)